Due to banks and correspondents - Disclosure of detail maturities due to banks and correspondents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	S/ 7,100,646	S/ 8,522,849
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	0	1,068,838
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	2,433,459	3,685,027
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	1,888,657	1,639,319
2025 onwards
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	S/ 2,778,530	S/ 2,129,665